Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 1,170,375	$ 1,727,576
Less: allowance for expected credit loss	(19,067)	(42,932)	$ (38,534)
Total	$ 1,151,308	$ 1,684,644